Fair Value Measurements	3 Months Ended
Mar. 31, 2025
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 4. FAIR VALUE MEASUREMENTS

The following tables present the Company’s financial instruments measured at fair value on a recurring basis as of March 31, 2025 and December 31, 2024 (in thousands):

	As of March 31, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$20,087	$—	$—	$20,087
Total assets, measured at fair value	$20,087	$—	$—	$20,087

Liabilities:
Earnout liability	$—	$—	$46,232	$46,232
Warrant liability	—	—	34,475	34,475
Total liabilities, measured at fair value	$—	$—	$80,707	$80,707
	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$15,709	$—	$—	$15,709
Total assets, measured at fair value	$15,709	$—	$—	$15,709

Liabilities:
Derivative liability	$—	$—	$1,164	$1,164
Total liabilities, measured at fair value	$—	$—	$1,164	$1,164

Money market funds are valued at cost, which approximates fair value.   These amounts are included on the condensed consolidated balance sheets in cash and cash equivalents as of March 31, 2025 and December 31, 2024.

The balances of assets and liabilities categorized within Level 3 of the fair value hierarchy measured at fair value on a recurring basis are reconciled as follows:

	Derivative liability	Earnout liability	Warrant liability	Total
Balance at January 1, 2025	$1,164	$—	$—	$1,164
Establishment of earnout and warrant liabilities	—	99,639	40,652	140,291
Change in estimated fair value	(716)	(53,407)	(6,177)	(60,300)
Settlement of the Note upon conversion	(448)	—	—	(448)
Balance at March 31, 2025	$—	$46,232	$34,475	$80,707

Valuation of the Derivative Liability

On February 26, 2025, the Company remeasured the derivative liability using the Black-Scholes model upon the change in terms of the Hatch Note. See Note 10, “Note Payable” for additional information regarding the Hatch Note. The following table summarizes the significant inputs:

	As of
	February 26, 2025	December 31, 2024
Class C-1 unit price	n/a	$1.47
Class A common unit price	$2.16	n/a
Expected volatility	55.0% – 59.1%	55.0% – 59.1%
Risk-free rate	4.20% – 4.34%	4.20% – 4.34%
Credit risk spread	29.00%	29.00%
Remaining term (in years)	0.20 – 0.57	0.20 – 0.57

Valuations of the Earnout Liability

The Company valued the earnout liability using a Monte Carlo simulation which includes Level 3 unobservable inputs on the initial valuation date (March 13, 2025) and March 31, 2025. The following table summarizes the significant inputs:

	As of
	March 13, 2025	March 31, 2025
Share price	$10.79	$5.94
Expected volatility	66.00%	62.00%
Risk-free interest rate	4.00%	3.94%
Remaining term (in years)	6.00	5.94

Valuations of the Warrant Liability

The Company issued Series A Investor Warrants in exchange for prior Class A Purchase Warrants in connection with the Merger and related transactions. The Company valued the liability classified Series A Investor Warrants using a Monte Carlo simulation, which includes Level 3 unobservable inputs on the initial valuation date (March 13, 2025) and March 31, 2025. The following table summarizes the significant inputs:

	As of
	March 13, 2025	March 31, 2025
Share price	$10.79	$5.94
Expected volatility	60.0 – 65.0%	65.0 – 80.0%
Risk-free rate	3.95 – 4.19%	3.90 – 4.17%
Exercise price	$12.00	$12.00
Dividend yield	0.00%	0.00%
Call term (in years)	4.42	4.42